State Street SP 500 Index VIS Fund Annual Fund Operating Expenses - State Street SP 500 Index VIS Fund - Class 1	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.31%